CAPITAL STRUCTURE (Details - Weighted average assumptions) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, in years	5 years 3 months	5 years 6 months 10 days
Expected volatility	84.70%	79.87%
Risk-free interest rate	4.18%	3.85%
Dividend yield	0.00%	0.00%